DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION - Deferred Taxes Not Related to Tax Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	R$ 2,713.1	R$ 1,513.7	R$ 1,517.4
Temporary differences, investments in securities [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	7.5	10.0
Temporary differences, intangibles [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(1,690.2)	(1,634.5)
Temporary differences, employee benefits [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	951.2	1,276.2
Temporary differences, trade payables [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	3,229.9	4,112.2
Temporary differences, trade receivable [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	34.8	50.6
Temporary differences, derivatives [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	50.3	159.8
Temporary differences, interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(0.4)	(1.6)
Temporary differences, inventories [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	274.6	279.1
Temporary differences, property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(1,277.6)	(1,381.6)
Temporary differences, withholding tax over undistributed profits and royalties [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(1,877.6)	(2,079.5)
Temporary differences, investments in joint ventures [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Temporary differences, provisions [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	819.3	696.7
Impact of adoption of IFRS accounting policy [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	23.7	78.3
ICMS from the assessment bases of PIS COFINS [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(168.2)	(1,019.6)
Temporary differences, other items [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	96.7	R$ 90.4
Deferred taxes not related to tax losses [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	52.4
Not later than one year [member] | Temporary differences, investments in securities [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(0.0)
Not later than one year [member] | Temporary differences, intangibles [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(1.3)
Not later than one year [member] | Temporary differences, employee benefits [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	230.8
Not later than one year [member] | Temporary differences, trade payables [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(209.4)
Not later than one year [member] | Temporary differences, trade receivable [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	25.8
Not later than one year [member] | Temporary differences, derivatives [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(199.9)
Not later than one year [member] | Temporary differences, interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(0.6)
Not later than one year [member] | Temporary differences, inventories [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	403.3
Not later than one year [member] | Temporary differences, property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	51.7
Not later than one year [member] | Temporary differences, withholding tax over undistributed profits and royalties [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(172.7)
Not later than one year [member] | Temporary differences, investments in joint ventures [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(0.0)
Not later than one year [member] | Temporary differences, provisions [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	465.2
Not later than one year [member] | Impact of adoption of IFRS accounting policy [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(0.0)
Not later than one year [member] | ICMS from the assessment bases of PIS COFINS [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(0.0)
Not later than one year [member] | Temporary differences, other items [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	29.0
Not later than one year [member] | Deferred taxes not related to tax losses [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	621.9
Later than one year [member] | Temporary differences, investments in securities [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	7.5
Later than one year [member] | Temporary differences, intangibles [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(1,688.9)
Later than one year [member] | Temporary differences, employee benefits [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	720.4
Later than one year [member] | Temporary differences, trade payables [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	3,439.3
Later than one year [member] | Temporary differences, trade receivable [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	9.0
Later than one year [member] | Temporary differences, derivatives [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	250.2
Later than one year [member] | Temporary differences, interest-bearing loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	0.2
Later than one year [member] | Temporary differences, inventories [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(128.7)
Later than one year [member] | Temporary differences, property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(1,329.3)
Later than one year [member] | Temporary differences, withholding tax over undistributed profits and royalties [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(1,704.9)
Later than one year [member] | Temporary differences, investments in joint ventures [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(421.6)
Later than one year [member] | Temporary differences, provisions [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	354.1
Later than one year [member] | Impact of adoption of IFRS accounting policy [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	23.7
Later than one year [member] | ICMS from the assessment bases of PIS COFINS [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	(168.2)
Later than one year [member] | Temporary differences, other items [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	67.7
Later than one year [member] | Deferred taxes not related to tax losses [member]
IfrsStatementLineItems [Line Items]
Net deferred tax assets / (liabilities)	R$ (569.5)